Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Finished goods	$ 87,046	$ 61,391
Work-in-process	3,388	2,616
Raw materials	74,308	59,517
Total Inventory	$ 164,742	$ 123,524